Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment, Net
Property, plant and equipment, net, consisted of the following:

	As of December 31,
	2020	2021
Construction in process	223,875	1,760,259
Mold s and tooling s	938,611	1,178,385
Machinery and equipment	1,047,461	1,123,512
Buildings	726,820	860,556
Vehicles	328,555	717,976
Leasehold improvements	216,923	376,219
Charging infrastructure	45,835	262,678
Computer and electronic equipment	87,304	147,273
Others	57,904	93,950

Sub-total	3,673,288	6,520,808

Less: Accumulated depreciation	(456,319)	(1,002,246)
Less: Impairment	(135,467)	(93,786)

Property, plant and equipment, net	3,081,502	5,424,776